GENERAL INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 8,826	$ 12,290	$ 610
Accumulated deficit	$ 42,941	$ 34,115
Reverse stock split		0.05